5. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS - Derivative Liabilities Assumptions Used (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Expected dividends	0.00%
Expected term	9 years 1 month 6 days	1 year 8 months 12 days
Maximum [Member]
Expected dividends		0.00%
Expected volatility	111.89%	129.88%
Expected term		10 years
Risk free interest rate	1.75%	2.53%
Minimum [Member]
Expected dividends		0.00%
Expected volatility	111.916%	119.43%
Expected term		7 years
Risk free interest rate	2.10%	0.48%
Commitment Date [Member] | Maximum [Member]
Expected dividends		0.00%
Expected volatility		150.00%
Expected term		3 years
Risk free interest rate		0.75%
Commitment Date [Member] | Minimum [Member]
Expected term		5 years
Risk free interest rate		1.10%
Premeasurement [Member] | Maximum [Member]
Expected volatility		150.00%
Expected term		4 years 8 months 12 days
Risk free interest rate		1.37%
Premeasurement [Member] | Minimum [Member]
Expected dividends		0.00%
Expected volatility		75.00%
Expected term		1 year 9 months 29 days
Risk free interest rate		0.89%